				 UNITED STATES
		        SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C. 20549


				   Form 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    12-31-07
                                                ------------

Check here if Amendment [ ]; Amendment Number:
                                                ------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

  Name:       DORSEY & WHITNEY TRUST COMPANY LLC
              --------------------------------------
              C/O TROY STEINBECK
              --------------------------------------
  Address:    401 E. EIGHTH STREET, SUITE 319
              --------------------------------------
              SIOUX FALLS, SD 57103
              --------------------------------------

Form 13F File Number:  28-
                          -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    CARL SCHMIDTMAN
         -----------------------------
Title:   CHIEF OPERATING OFFICER
         -----------------------------
Phone:   6053366832
         -----------------------------


Signature, Place, and Date of Signing:
/S/ CARL SCHMIDTMAN     SIOUX FALLS, SD     2-12-08
- ------------------   ----------------    ---------
     [Signature]        [City, State]       [Date]

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:



Form 13F File Number        Name

28-                         MAIRS AND POWER, INC.
   ------------------       --------------------------



			      FORM 13F SUMMARY PAGE

			Report Summary:

Number of Other Included Managers:                1
                                         -------------------

Form 13F Information Table Entry Total:          66
                                         -------------------

Form 13F Information Table Value Total:       197626972
                                         -------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  NO.     FORM 13F FILE NUMBER NAME       NAME

   1      28-                             MAIRS AND POWER, INC.
  ----    -------------------------       ---------------------------

						FORM 13F INFORMATION TABLE

ITEM 1                              ITEM 2      ITEM 3     ITEM 4       ITEM 5            ITEM 6     ITEM 7       ITEM 8

                                                                                                                  VOTING
                                    TITLE of               MARKET                 SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS       CUSIP      VALUE        SHARES    PRN     DISCR      MANAGERS     NONE
COMMON STOCK

ABBOTT LABS                         COM       002824100      498612       8880    SH      OTHER        1             8880
AMGEN INC                           COM       031162100      257463       5544    SH      OTHER        1             5544
ASSOCIATED BANC CORP                COM       045487105     1269167      46850    SH      OTHER        1            46850
BALL CORP                           COM       058498106      270000       6000    SH      OTHER        1             6000
BAXTER INTERNATIONAL INC            COM       071813109     3494146      60192    SH      OTHER        1            60192
BEMIS CO                            COM       081437105     3216329     117470    SH      OTHER        1           117470
BERKSHIRE HATHAWAY INC--CL B        COM       084670207      303104         64    SH      OTHER        1               64
BP PLC SPONS ADR                    COM       055622104     3598793      49184    SH      OTHER        1            49184
BRISTOL MYERS SQUIBB CO             COM       110122108      788705      29740    SH      OTHER        1            29740
CATERPILLAR INC                     COM       149123101      478896       6600    SH      OTHER        1             6600
CHEVRON CORPORATION                 COM       166764100     1363271      14607    SH      OTHER        1            14607
CONOCOPHILLIPS                      COM       20825C104     1007680      11412    SH      OTHER        1            11412
CORNING INC                         COM       219350105     2221474      92600    SH      OTHER        1            92600
DEERE & CO.                         COM       244199105      372480       4000    SH      OTHER        1             4000
DONALDSON INC                       COM       257651109     2469178      53238    SH      OTHER        1            53238
DU PONT E I DE NEMOURS & CO         COM       263534109      943526      21400    SH      OTHER        1            21400
ECOLAB INC COM                      COM       278865100     1399569      27330    SH      OTHER        1            27330
ELI LILLY & CO.                     COM       532457108     1107576      20745    SH      OTHER        1            20745
EMERSON ELECTRIC                    COM       291011104     6021258     106270    SH      OTHER        1           106270
EXXON MOBIL CORP                    COM       30231G102     3744227      39964    SH      OTHER        1            39964
FASTENAL CO                         COM       311900104      506665      12535    SH      OTHER        1            12535
G & K SVCS INC CL A                 COM       361268105      523404      13950    SH      OTHER        1            13950
GENERAL ELECTRIC CORP               COM       369604103     6414259     173031    SH      OTHER        1           173031
GENERAL MLS INC                     COM       370334104     3944400      69200    SH      OTHER        1            69200
GRACO INC                           COM       384109104     2376070      63770    SH      OTHER        1            63770
HAWKINS INC                         COM       420261109      300000      20000    SH      OTHER        1            20000
HOME DEPOT INC                      COM       437076102     2463528      91445    SH      OTHER        1            91445
HONEYWELL INTERNATIONAL INC         COM       438516106     4565416      74150    SH      OTHER        1            74150
HORMEL FOODS CORP                   COM       440452100     3584504      88550    SH      OTHER        1            88550
INGERSOLL-RAND CO CL A              COM       G4776G101      232350       5000    SH      OTHER        1             5000
INTEL CORP                          COM       458140100     2431392      91200    SH      OTHER        1            91200
INTL. BUSINESS MACHINES CORP        COM       459200101     2588995      23950    SH      OTHER        1            23950
JOHNSON & JOHNSON                   COM       478160104     5990327      89810    SH      OTHER        1            89810
JP MORGAN CHASE & CO                COM       46625H100      652568      14950    SH      OTHER        1            14950
KIMBERLY-CLARK CORP                 COM       494368103     1823642      26300    SH      OTHER        1            26300

ITEM 1                              ITEM 2      ITEM 3     ITEM 4       ITEM 5            ITEM 6     ITEM 7       ITEM 8

                                                                                                                  VOTING
                                    TITLE of               MARKET                 SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS       CUSIP      VALUE        SHARES    PRN     DISCR      MANAGERS     NONE
MEDTRONIC INC                       COM       585055106    19404522     386006    SH      OTHER        1           386006
MERCK & CO INC                      COM       589331107     1967024      33850    SH      OTHER        1            33850
MICROSOFT CORP                      COM       594918104     1474552      41420    SH      OTHER        1            41420
MMM CO                              COM       88579Y101     4741314      56230    SH      OTHER        1            56230
MONEYGRAM INTERNATIONAL INC         COM       60935Y109      627865      40850    SH      OTHER        1            40850
NEWELL RUBBERMAID INC               COM       651229106      252330       9750    SH      OTHER        1             9750
NOKIA CORP SPNSD ADR                COM       654902204      276408       7200    SH      OTHER        1             7200
PATTERSON COS INC                   COM       703395103     1861309      54825    SH      OTHER        1            54825
PENTAIR INC                         COM       709631105     2988439      85850    SH      OTHER        1            85850
PFIZER INC                          COM       717081103     3003883     132155    SH      OTHER        1           132155
PRINCIPAL FINANCIAL GROUP           COM       74251V102     2747404      39910    SH      OTHER        1            39910
PROCTER & GAMBLE COMPANY            COM       742718109      809896      11031    SH      OTHER        1            11031
SCHLUMBERGER LTD                    COM       806857108     3133085      31850    SH      OTHER        1            31850
ST JUDE MED INC                     COM       790849103      609600      15000    SH      OTHER        1            15000
SUPERVALU INC COM                   COM       868536103      405216      10800    SH      OTHER        1            10800
SURMODICS INC                       COM       868873100      336474       6200    SH      OTHER        1             6200
TARGET CORP                         COM       87612E106     5249350     104987    SH      OTHER        1           104987
TCF FINANCIAL                       COM       872275102     1974093     110100    SH      OTHER        1           110100
TECHNE CORP                         COM       878377100      750989      11370    SH      OTHER        1            11370
TRAVELERS COMPANIES INC             COM       89417E109      543380      10100    SH      OTHER        1            10100
UNITED PARCEL SVC INC CL B          COM       911312106     2970240      42000    SH      OTHER        1            42000
UNITED TECHNOLOGIES CORP            COM       913017109      260006       3397    SH      OTHER        1             3397
US BANCORP                          COM       902973304     4381929     138057    SH      OTHER        1           138057
VALSPAR CORP                        COM       920355104     3584987     159050    SH      OTHER        1           159050
VERIZON COMMUNICATIONS              COM       92343V104     2181005      49920    SH      OTHER        1            49920
WELLS FARGO & CO                    COM       949746101     4408344     146020    SH      OTHER        1           146020
WESTERN UNION CO                    COM       959802109     1071889      44147    SH      OTHER        1            44147
XCEL ENERGY INC                     COM       98389B100     1650996      73150    SH      OTHER        1            73150
ZIMMER HLDGS INC                    COM       98956P102     1799942      27210    SH      OTHER        1            27210

ITEM 1                              ITEM 2      ITEM 3     ITEM 4       ITEM 5            ITEM 6     ITEM 7       ITEM 8

                                                                                                                  VOTING
                                    TITLE of               MARKET                 SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS       CUSIP      VALUE        SHARES    PRN     DISCR      MANAGERS     NONE

PACCAR INC                          COM       693718108    48937532     898266    SH      SOLE                     898266




GRAND TOTALS                                              197626972    4360632                                    4360632